Contingencies	12 Months Ended
Dec. 31, 2017
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Contingencies
26	Contingencies

Guarantees

Certain of our subsidiaries have granted guarantees to our lending banks in relation to our borrowings. The Company has granted rent guarantees to landlords of certain of the Group’s property leases. Financial guarantees granted by the Group’s banks in respect of leases amount to €5.1 million (2016: €4.6 million; 2015: €6.0 million). Furthermore, the Company guaranteed a third-party’s future payments in amount of €0.4 million. No other guarantees were granted (2016: €1.0 million and 2015: €0.1 million).

Site restoration costs

As at December 31, 2017, the estimated discounted cost and recognized provision relating to the restoration of data center leasehold premises was €0.3m (2016: nil and 2015: €0.7 million).

In accordance with the Group’s accounting policy site restoration costs have been provided in the financial statements only in respect of premises where the liability is considered probable and the related costs can be estimated reliably. As at December 31, 2017, the Group estimated the possible liability to range from nil to €29.2 million (2016: nil to €24.7 million and 2015: nil to €23.2 million).